Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 06, 2023 $ / shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 10, 2025 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Repatriation of Funds from International Segment (in Dollars)										$ 17,600
Stockholders' Equity, Reverse Stock Split	1-for-10 reverse stock split
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Goodwill, Impairment Loss (in Dollars)		$ 6,700	$ 0		$ 0	$ 0	$ 6,675	$ 6,675	$ 0
Goodwill and Intangible Asset Impairment (in Dollars)								3,000
Other Asset Impairment Charges (in Dollars)			$ 100	$ 500				$ 3,000
Software Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Asset Impairment Charges (in Dollars)				$ 1,100
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years			3 years		3 years
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life						2 years		2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			8 years			8 years		8 years
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life						5 years		5 years
Reportable Segment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Impairment Loss (in Dollars)								$ 6,675	$ 0
Number of Reportable Segments						2		2